Share-Based Compensation - Restricted Share Awards (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Weighted Average Grant Date Fair Value
Expense recognized	$ 2,409	$ 2,366	$ 334	$ 9,655
Restricted Share Awards
Number of RSUs
Beginning balance	499,993
Vested	(124,998)
Converted to RSAs				499,993
Ending balance	374,995			499,993
Weighted Average Grant Date Fair Value
Beginning balance	$ 8.16
Vested	8.16
Converted to RSAs				$ 8.16
Ending balance	$ 8.16			$ 8.16
Expense recognized	$ 300	$ 0		$ 600	$ 0